Exceptional items (Tables)	6 Months Ended
Dec. 31, 2019
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Compensation paid for loss of office	—	(19,599)	—	(19,599)
	—	(19,599)	—	(19,599)